Related Party Disclosures - Disclosure Of Key management personnel compensation (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Related party transactions [abstract]
Directors & officers compensation	$ 921,250	$ 935,068	$ 2,263,750	$ 2,890,670
Share-based payments	319,566	8,467,233	2,048,956	29,184,275
Total	$ 1,240,816	$ 9,402,301	$ 4,312,706	$ 32,074,945